License agreements	9 Months Ended
Dec. 31, 2011
License agreements
License agreements

10. License agreements

        In June 2011, the Company entered into an exclusive license agreement with The General Hospital Corporation, the corporate entity of Massachusetts General Hospital, or MGH, under which it acquired an exclusive, worldwide license to specified patent rights owned by MGH and a non-exclusive license under specified know-how disclosed to the Company under the agreement by MGH which relates to the licensed patent rights. In September 2011, this agreement was amended to include an additional patent right owned by Harvard University for which MGH has the right to grant the Company a license. The Company classifies on the income statement payments accrued or made under its licensing arrangements based on the underlying nature of the expense. Expenses related to the reimbursement of legal and patent costs are classified as general and administrative because the nature of the expense is not related to the research or development of the technologies the Company is licensing. The Company recorded $336,000 in the period from April 5, 2011 (inception) to December 31, 2011 to general and administrative expense for reimbursed patent related fees and costs incurred by MGH and an affiliate of MGH of which $149,000 was paid in 2011, $100,000 is payable on the first anniversary of the agreement and $87,000 is due on the second anniversary of the agreement. In addition, the Company paid MGH in the period from April 5, 2011 (inception) to December 31, 2011 an upfront license fee of $30,000, which was recorded as research and development expense. The Company also agreed to pay MGH annual license fees, annual maintenance fees, milestone payments, royalties as a percentage of net sales and a percentage of sublicense income that the Company receives. Annual license fees are creditable against royalties. Annual maintenance fees are due beginning in the third year of the agreement and are not creditable against royalties.

        Milestone payments of up to an aggregate of $10,520,000 are triggered upon the achievement of specified developmental and commercialization milestones and are not creditable against royalties. Additionally, the Company is required to pay MGH $1,000,000 in connection with either the first underwritten public offering of its securities or a change of control. The royalty rate is in the low single digits as a percentage of net sales. Net sales do not include amounts billed to fertility patients by fertility clinics and medical practices that use licensed products or perform licensed services for such patients, but do include the amounts paid to us by such fertility clinics and medical practices. The Company may terminate the agreement at any time with 90 days prior written notice.